Schedule of Condensed Balance Sheets (Details) - CNY (¥) ¥ in Thousands		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents		¥ 117,472	¥ 243,392	¥ 114,945
Short-term investments		35,423	21,474
Prepayments and other current assets		45,436	49,321
Total current assets		1,180,810	780,253
Non-current assets:
Other non-current assets		4,530	4,149
Total non-current assets		107,110	113,724
TOTAL ASSETS		1,287,920	893,977
Current liabilities:
Accrued expenses and other current liabilities		25,248	25,759
Warrant			850
Total current liabilities		878,269	501,533
Non-current liabilities:
Warrant		3,032	5,419
Total non-current liabilities		53,900	14,262
TOTAL LIABILITIES		932,169	515,795
Mezzanine equity
Total mezzanine equity:
Shareholders’ equity:
Ordinary shares	[1]	6	5
Additional paid-in capital	[1]	2,525,741	2,491,873
Accumulated deficit		(2,175,057)	(2,113,821)
Accumulated other comprehensive loss		6,086	1,150
TOTAL SHAREHOLDERS’ EQUITY:		355,751	378,182	¥ (1,260,543)	¥ (1,005,189)
TOTAL LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS’ EQUITY		1,287,920	893,977
Parent Company [Member]
Current assets:
Cash and cash equivalents		58,898	119,033
Short-term investments		32,423
Amount due from the subsidiaries of the Group		879	1,520
Prepayments and other current assets		4,642	1,118
Total current assets		96,842	121,671
Non-current assets:
Other non-current assets		4,305	4,149
Amounts due from the subsidiaries of the Group		650,302	638,290
Total non-current assets		654,607	642,439
TOTAL ASSETS		751,449	764,110
Current liabilities:
Accrued expenses and other current liabilities		6,468	11,310
Warrant			850
Deficit in subsidiaries, VIE and subsidiaries of VIE		383,182	365,377
Amounts due to the subsidiaries of the Group		3,016	2,972
Total current liabilities		392,666	380,509
Non-current liabilities:
Warrant		3,032	5,419
Total non-current liabilities		3,032	5,419
TOTAL LIABILITIES		395,698	385,928
Mezzanine equity
Convertible redeemable preferred shares
Total mezzanine equity:
Shareholders’ equity:
Ordinary shares	[2]	6	5
Treasury stock	[2]	(1,025)	(1,025)
Additional paid-in capital	[2]	2,525,741	2,491,873
Accumulated deficit		(2,175,057)	(2,113,821)
Accumulated other comprehensive loss		6,086	1,150
TOTAL SHAREHOLDERS’ EQUITY:		355,751	378,182
TOTAL LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS’ EQUITY		¥ 751,449	¥ 764,110

[1]	Shares outstanding for all periods reflect the adjustment for Reverse Recapitalization (Note 3).
[2]	Shares outstanding for all periods reflect the adjustment for Reverse Recapitalization (Note 3).